Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Revenue	$ 1,355,978		$ 1,712,504		$ 1,494,632		$ 1,200,371		$ 1,152,015		$ 1,401,860		$ 1,205,017		$ 1,012,367		$ 5,763,485	$ 4,771,259	$ 4,030,347
Operating income (loss)	94,706	[1]	296,836	[1]	129,220	[1]	(2,998)	[1]	138,711		238,691		94,286		(105,628)		517,764	366,060	431,724
Net income (loss) attributable to Expedia, Inc.	$ 65,969		$ 257,059		$ 89,373		$ (14,304)		$ 94,717		$ 170,859		$ 71,500		$ (104,226)		$ 398,097	$ 232,850	$ 280,171
Basic earnings (loss) per share	$ 0.52	[2]	$ 2.01	[2]	$ 0.69	[2]	$ (0.11)	[2]	$ 0.72	[2]	$ 1.25	[2]	$ 0.52	[2]	$ (0.77)	[2]	$ 3.09	$ 1.73	$ 2.26
Diluted earnings (loss) per share	$ 0.50	[2]	$ 1.94	[2]	$ 0.67	[2]	$ (0.11)	[2]	$ 0.70	[2]	$ 1.22	[2]	$ 0.51	[2]	$ (0.77)	[2]	$ 2.99	$ 1.67	$ 2.16

[1]	During the fourth quarter of 2014, we recognized $26 million related to restructuring and related reorganization charges.
[2]	Earnings per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly earnings per share may not equal the total computed for the year.